Financial instruments - Additional Information (Details)			1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 02, 2019 USD ($)	Mar. 06, 2019 USD ($) extension	Feb. 28, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Contingent liabilities recognised in business combination				$ 630,000,000	$ 630,000,000
Interest expense				27,000,000	31,000,000
Proceeds from borrowings	$ 3,200,000,000
Financial debts	3,500,000,000			3,522,000,000	3,522,000,000		$ 47,000,000
Borrowings, term		5 years
Derivative liabilities, net				(11,000,000)	(11,000,000)
Gains on change in fair value of derivatives				1,000,000	1,000,000
Losses on change in fair value of derivatives				$ 12,000,000	12,000,000
Bridge facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,500,000,000
Borrowings, number of extension options | extension		2
Borrowings, extension term		180 days
Borrowings, term		364 days
Facility A [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Borrowings, term		3 years
Facility B [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 800,000,000
Borrowings, term		5 years
Facility C [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 400,000,000
Borrowings, term		5 years
Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000
Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 3,200,000,000
Local Bilateral Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Financial debts			$ 300,000,000
Borrowings, term			1 year
Local Bilateral Facilities, Japan [Member]
Disclosure of detailed information about borrowings [line items]
Financial debts			$ 100,000,000
Contingent consideration payables [member]
Disclosure of detailed information about borrowings [line items]
Purchases, fair value measurement, liabilities					135,000,000	$ 0
Adjustments for change in assumptions					(13,000,000)	0
Accretion for passage of time					$ (9,000,000)	$ (10,000,000)